UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

AB INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2015

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Growth Fund, Inc.

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 28.1%
Banks - 8.0%
Credicorp Ltd.	41,320	$5,810,832
HDFC Bank Ltd.	326,350	5,338,875
ING Groep NV (a)	518,177	7,590,245
Kasikornbank PCL (NVDR)	575,400	4,045,890
Sumitomo Mitsui Financial Group, Inc.	146,500	5,611,622
UniCredit SpA	964,800	6,542,591

		34,940,055

Capital Markets - 6.7%
Aberdeen Asset Management PLC	589,110	4,007,893
Azimut Holding SpA	232,902	6,638,678
Partners Group Holding AG	31,628	9,429,171
UBS Group AG (a)	505,587	9,480,319

		29,556,061

Diversified Financial Services - 2.4%
IG Group Holdings PLC	544,371	5,716,174
London Stock Exchange Group PLC	138,680	5,043,795

		10,759,969

Insurance - 7.3%
AIA Group Ltd.	2,160,600	13,551,397
Prudential PLC	528,205	13,107,641
St James’s Place PLC	395,011	5,463,476

		32,122,514

Real Estate Management & Development - 1.1%
Global Logistic Properties Ltd.	2,437,000	4,703,640

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp., Ltd.	552,615	11,621,469

		123,703,708

Consumer Discretionary - 17.8%
Automobiles - 5.3%
Great Wall Motor Co., Ltd.-Class H	595,000	4,194,538
Nissan Motor Co., Ltd.	744,500	7,571,977
Tata Motors Ltd.-Class A	988,050	5,246,693
Volkswagen AG (Preference Shares)	23,653	6,272,835

		23,286,043

Diversified Consumer Services - 0.4%
Kroton Educacional SA	548,700	1,769,085

Hotels, Restaurants & Leisure - 1.6%
Alsea SAB de CV (a)	994,373	2,911,377
Melco Crown Entertainment Ltd. (ADR) (b)	190,308	4,084,010

		6,995,387

Household Durables - 1.5%
Panasonic Corp.	514,200	6,752,497

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 1.3%
JD.com, Inc. (ADR) (a)	193,934	5,697,781

Media - 1.9%
Naspers Ltd.-Class N	53,740	8,243,233

Multiline Retail - 1.1%
Matahari Department Store Tbk PT	3,249,500	4,886,647

Specialty Retail - 2.3%
Chow Tai Fook Jewellery Group Ltd. (b)	2,699,800	2,897,143
Fast Retailing Co., Ltd.	18,000	6,959,846

		9,856,989

Textiles, Apparel & Luxury Goods - 2.4%
Brunello Cucinelli SpA	130,899	2,304,064
Cie Financiere Richemont SA	102,469	8,233,475

		10,537,539

		78,025,201

Consumer Staples - 14.9%
Beverages - 2.2%
Anheuser-Busch InBev NV	81,217	9,921,906

Food & Staples Retailing - 1.1%
Tsuruha Holdings, Inc.	62,800	4,807,432

Food Products - 6.3%
Danone SA	108,153	7,290,360
Nestle SA	148,134	11,154,852
Universal Robina Corp.	1,260,106	6,365,104
WH Group Ltd. (a)(c)	4,838,000	2,754,274

		27,564,590

Household Products - 3.4%
Reckitt Benckiser Group PLC	100,807	8,659,885
Unicharm Corp.	237,000	6,204,658

		14,864,543

Tobacco - 1.9%
British American Tobacco PLC	164,164	8,501,076

		65,659,547

Health Care - 12.0%
Biotechnology - 0.6%
Actelion Ltd. (a)	23,140	2,668,818

Health Care Equipment & Supplies - 1.9%
Elekta AB-Class B (b)	312,260	2,808,188
Essilor International SA	47,026	5,399,296

		8,207,484

Pharmaceuticals - 9.5%
Aspen Pharmacare Holdings Ltd. (a)	158,102	4,995,468
Bayer AG	40,180	6,011,567
H Lundbeck A/S (a)	144,050	3,034,442
Novo Nordisk A/S-Class B	131,830	7,037,584

Company	Shares	U.S. $ Value
Roche Holding AG	52,885	14,532,380
Sun Pharmaceutical Industries Ltd.	394,380	6,434,227

		42,045,668

		52,921,970

Information Technology - 11.3%
Internet Software & Services - 3.6%
Baidu, Inc. (Sponsored ADR) (a)	37,039	7,718,928
Tencent Holdings Ltd.	423,300	8,043,893

		15,762,821

IT Services - 0.9%
Tata Consultancy Services Ltd.	96,030	3,928,282

Semiconductors & Semiconductor Equipment - 5.0%
ams AG	106,844	5,101,354
MediaTek, Inc.	550,000	7,428,170
Taiwan Semiconductor Manufacturing Co., Ltd.	1,999,000	9,290,475

		21,819,999

Software - 1.8%
Mobileye NV (a)(b)	189,426	7,961,575

		49,472,677

Industrials - 8.1%
Aerospace & Defense - 2.1%
Safran SA	132,269	9,241,841

Commercial Services & Supplies - 1.2%
Aggreko PLC	229,820	5,198,643

Industrial Conglomerates - 1.6%
Toshiba Corp.	1,640,000	6,871,704

Machinery - 1.5%
Komatsu Ltd.	335,800	6,582,580

Professional Services - 1.7%
Capita PLC	465,495	7,695,003

		35,589,771

Energy - 4.1%
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	62,343	5,201,900

Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd.	163,450	5,009,773
Total SA	154,970	7,703,096

		12,712,869

		17,914,769

Materials - 2.6%
Chemicals - 1.7%
Linde AG	36,690	7,460,886

Metals & Mining - 0.9%
BHP Billiton PLC	184,455	4,047,923

		11,508,809

Total Common Stocks (cost $300,454,531)		434,796,452

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.4%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.10% (d)(e) (cost $1,564,141)		1,564,141	1,564,141

	Principal Amount (000)
Time Deposits - 0.3%
ANZ, London
0.074%, 4/01/15	GBP	183	272,164
BBH, Grand Cayman
(1.00)%, 4/01/15	CHF	44	45,036
(0.10)%, 4/01/15	DKK	630	90,682
0.005%, 4/01/15	JPY	51,087	425,953
0.005%, 4/01/15	HKD	700	90,265
DNB, Oslo
(0.27)%, 4/01/15	SEK	1,136	131,963
Royal Bank of Canada, Toronto
0.10%, 4/01/15	CAD	305	240,444
Wells Fargo, Grand Cayman
(0.198)%, 4/01/15	EUR	120	129,400
Wells Fargo, San Francisco
4.80%, 4/01/15	ZAR	620	51,146

Total Time Deposits (cost $1,499,175)			1,477,053

Total Short-Term Investments (cost $3,063,316)			3,041,194

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $303,517,847)			437,837,646

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
Investment Companies - 3.7%
AB Exchange Reserves-Class I, 0.08% (d)(e) (cost $16,299,287)		16,299,287	16,299,287

Total Investments - 103.3% (cost $319,817,134) (f)			454,136,933
Other assets less liabilities - (3.3)%			(14,678,238)

Net Assets - 100.0%			$439,458,695

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	HKD	91,864	USD	11,847	5/13/15	$(1,267)
Barclays Bank PLC	JPY	1,892,302	USD	15,757	5/13/15	(30,121)
Barclays Bank PLC	USD	6,138	CAD	7,696	5/13/15	(64,964)
BNP Paribas SA	CAD	2,198	USD	1,760	5/13/15	25,318
BNP Paribas SA	GBP	4,419	USD	6,594	5/13/15	40,967
BNP Paribas SA	USD	21,923	AUD	28,398	5/13/15	(345,815)
Brown Brothers Harriman & Co.	EUR	2,516	USD	2,762	5/13/15	55,350
Brown Brothers Harriman & Co.	USD	3,702	EUR	3,353	5/13/15	(94,418)
Citibank, NA	USD	1,725	AUD	2,230	5/13/15	(31,123)
Citibank, NA	USD	843	JPY	99,292	5/13/15	(14,812)
Deutsche Bank AG	CHF	24,112	USD	26,167	5/13/15	1,313,209
Goldman Sachs Bank USA	USD	15,911	JPY	1,898,840	5/13/15	(68,875)
JPMorgan Chase Bank	CHF	1,506	USD	1,549	5/13/15	(2,880)
Morgan Stanley Capital Services LLC	GBP	4,969	USD	7,564	5/13/15	195,033
Morgan Stanley Capital Services LLC	USD	7,508	JPY	896,004	5/13/15	(32,921)
Royal Bank of Scotland PLC	USD	11,507	CAD	14,371	5/13/15	(166,269)
Royal Bank of Scotland PLC	USD	7,564	GBP	4,969	5/13/15	(195,205)
UBS AG	USD	1,035	HKD	8,029	5/13/15	341

						$581,548

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of this security amounted to $2,754,274 or 0.6% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(f)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $149,646,407 and gross unrealized depreciation of investments was $(15,326,608), resulting in net unrealized appreciation of $134,319,799.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt

Country Breakdown*

March 31, 2015 (unaudited)

14.5%	United Kingdom
12.7%	Switzerland
11.7%	Japan
7.4%	India
6.8%	France
5.9%	China
5.3%	Hong Kong
4.5%	Germany
3.8%	Taiwan
3.5%	Italy
3.0%	South Africa
3.0%	United States
2.3%	Denmark
14.9%	Other
0.7%	Short-Term

100.0%

*	All data are as of March 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending) and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Australia, Austria, Belgium, Brazil, Canada, Indonesia, Mexico, Netherlands, Peru, Philippines, Singapore, Sweden and Thailand.

AB International Growth Fund

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$5,810,832		$117,892,876		$	– 0	–	$123,703,708
Consumer Discretionary	16,766,318		61,258,883			– 0	–	78,025,201
Consumer Staples	– 0	–	65,659,547			– 0	–	65,659,547
Health Care	9,242,415		43,679,555			– 0	–	52,921,970
Information Technology	19,608,785		29,863,892			– 0	–	49,472,677
Industrials	– 0	–	35,589,771			– 0	–	35,589,771
Energy	10,211,673		7,703,096			– 0	–	17,914,769
Materials	– 0	–	11,508,809			– 0	–	11,508,809
Short-Term Investments:
Investments Companies	1,564,141		– 0	–		– 0	–	1,564,141
Time Deposits	– 0	–	1,477,053			– 0	–	1,477,053
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	16,299,287		– 0	–		– 0	–	16,299,287

Total Investments in Securities	79,503,451		374,633,482	†		– 0	–	454,136,933
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	1,630,218			– 0	–	1,630,218
Liabilities
Forward Currency Exchange Contracts	– 0	–	(1,048,670)			– 0	–	(1,048,670)

Total^	$79,503,451		$375,215,030		$	– 0	–	$454,718,481

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $16,812,155 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period. There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 21, 2015